Shareholder Report, Average Annual Return (Details) LMA1800_ClearBridge Large Cap Value Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	1.59%	11.51%	8.72%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.53%	12.84%	9.37%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.28%	9.97%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	14.64%